First Trust New Constructs Core Earnings Leaders ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
First Trust New Constructs Core Earnings Leaders ETF | First Trust New Constructs Core Earnings Leaders ETF
Prospectus [Line Items]
Annual Return [Percent]	25.93%